LOAN RECEIVABLE AT CARRYING VALUE (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
LOAN RECEIVABLE AT CARRYING VALUE [Abstract]
LOAN RECEIVABLE AT CARRYING VALUE
5.	LOAN RECEIVABLE AT CARRYING VALUE
As of September 30, 2021 and December 31, 2020, the Company’s portfolio included one loan receivable at carrying value. The originated commitment under this loan was approximately $4.0 million and outstanding principal was approximately $2.8 million and $3.4 million as of September 30, 2021 and December 31, 2020, respectively. During the nine months ended September 30, 2021, the Company received repayments of approximately $0.6 million of outstanding principal.
The following table presents changes in loans receivable as of and for the nine months ended September 30, 2021:
	Principal	Original Issue Discount	Carrying Value
Total loans receivable at carrying value at December 31, 2020	$3,352,176	$(3,913)	$3,348,263
Principal repayment of loans	(574,735)	—	(574,735)
Accretion of original issue discount	—	927	927
Total loans receivable at carrying value at September 30, 2021	$ 2,777,441	$ (2,986)	$ 2,774,455

5.	LOAN RECEIVABLE AT CARRYING VALUE
As of December 31, 2020, the Company’s portfolio included one loan receivable at carrying value. The originated commitment under this loan was approximately $4 million and outstanding principal was approximately $3.4 million as of December 31, 2020. During the period from July 31, 2020 to December 31, 2020, the Company received repayments of $0.35 million of outstanding principal.
The following table presents changes in loans receivable as of and for the period from July 31, 2020 (commencement of operations) to December 31, 2020:
	Principal	Original Issue Discount	Carrying Value
Loan receivable acquired at July 31, 2020	$3,700,718	$(4,428)	$3,696,290
Principal repayment of loans	(348,542)	—	(348,542)
Accretion of original issue discount	—	515	515
Total loans receivable at carrying value at December 31, 2020	$ 3,352,176	$ (3,913)	$ 3,348,263